Financial Instruments - Interest Rate Risk (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments
Reasonable possible change in risk variable percent	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments
Reasonable possible change in risk variable percent	1.00%
Reasonable possible change in risk variable, impact on interest expense	$ 5
Reasonable possible change change in risk variable, impact on earnings	$ 4
Fair Value of derivative liability (in Millions of Canadian Dollars)			$ 2		$ 3
Interest rate risk | Reno de Medici S.p.A. (RDM)
Disclosure of nature and extent of risks arising from financial instruments
Notional Amount (In millions) | €				€ 59
Interest rate risk | Greenpac Holding LLC
Disclosure of nature and extent of risks arising from financial instruments
Notional Amount (In millions)		$ 66
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments
Concentration risk percentage		28.00%	28.00%	28.00%	29.00%